SEGMENT INFORMATION - Summary of Revenue by Segment (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016
Revenue from External Customer [Line Items]
Revenues	$ 2,327,175	$ 2,260,221	$ 6,961,192	$ 3,711,311	$ 6,017,212
Pay TV
Revenue from External Customer [Line Items]
Revenues	1,054,392	1,051,995	3,185,610	1,700,286
Broadband
Revenue from External Customer [Line Items]
Revenues	646,094	578,605	1,887,279	1,019,069
Telephony
Revenue from External Customer [Line Items]
Revenues	204,753	216,186	624,077	315,137
Business services and wholesale
Revenue from External Customer [Line Items]
Revenues	324,760	309,366	968,291	504,963
Advertising
Revenue from External Customer [Line Items]
Revenues	84,539	88,759	257,255	138,934	245,702
Other
Revenue from External Customer [Line Items]
Revenues	12,637	15,310	38,680	32,922
Cablevision Systems Corp.
Revenue from External Customer [Line Items]
Revenues					3,444,052
Cablevision Systems Corp. | Advertising
Revenue from External Customer [Line Items]
Revenues					157,331
Cequel Corp.
Revenue from External Customer [Line Items]
Revenues					2,573,160
Cequel Corp. | Advertising
Revenue from External Customer [Line Items]
Revenues					$ 88,371
Operating Segments | Cablevision Systems Corp.
Revenue from External Customer [Line Items]
Revenues	1,664,319	1,614,699	4,973,542	1,798,559
Operating Segments | Cablevision Systems Corp. | Pay TV
Revenue from External Customer [Line Items]
Revenues	782,214	772,886	2,356,230	859,932
Operating Segments | Cablevision Systems Corp. | Broadband
Revenue from External Customer [Line Items]
Revenues	404,153	366,166	1,177,731	406,057
Operating Segments | Cablevision Systems Corp. | Telephony
Revenue from External Customer [Line Items]
Revenues	172,904	178,000	524,696	198,282
Operating Segments | Cablevision Systems Corp. | Business services and wholesale
Revenue from External Customer [Line Items]
Revenues	230,274	220,352	690,168	244,685
Operating Segments | Cablevision Systems Corp. | Advertising
Revenue from External Customer [Line Items]
Revenues	67,563	67,815	203,351	75,458
Operating Segments | Cablevision Systems Corp. | Other
Revenue from External Customer [Line Items]
Revenues	7,211	9,480	21,366	14,145
Operating Segments | Cequel Corp.
Revenue from External Customer [Line Items]
Revenues	663,336	645,522	1,988,130	1,912,752
Operating Segments | Cequel Corp. | Pay TV
Revenue from External Customer [Line Items]
Revenues	272,178	279,109	829,380	840,354
Operating Segments | Cequel Corp. | Broadband
Revenue from External Customer [Line Items]
Revenues	241,941	212,439	709,548	613,012
Operating Segments | Cequel Corp. | Telephony
Revenue from External Customer [Line Items]
Revenues	31,849	38,186	99,381	116,855
Operating Segments | Cequel Corp. | Business services and wholesale
Revenue from External Customer [Line Items]
Revenues	94,486	89,014	278,123	260,278
Operating Segments | Cequel Corp. | Advertising
Revenue from External Customer [Line Items]
Revenues	17,456	20,944	54,384	63,476
Operating Segments | Cequel Corp. | Other
Revenue from External Customer [Line Items]
Revenues	5,426	$ 5,830	17,314	$ 18,777
Eliminations
Revenue from External Customer [Line Items]
Revenues	(480)		(480)
Eliminations | Pay TV
Revenue from External Customer [Line Items]
Revenues	0		0
Eliminations | Broadband
Revenue from External Customer [Line Items]
Revenues	0		0
Eliminations | Telephony
Revenue from External Customer [Line Items]
Revenues	0		0
Eliminations | Business services and wholesale
Revenue from External Customer [Line Items]
Revenues	0		0
Eliminations | Advertising
Revenue from External Customer [Line Items]
Revenues	(480)		(480)
Eliminations | Other
Revenue from External Customer [Line Items]
Revenues	$ 0		$ 0